Portfolio of investments—March 31, 2026 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 98.75%
Alabama: 0.88%
Utilities revenue: 0.88%
Black Belt Energy Gas District Series Aøø	5.25%	5-1-2055	$510,000	$524,250
Southeast Energy Authority A Cooperative District Project No. 5 Series Aøø	5.25	1-1-2054	750,000	786,617
				1,310,867
California: 1.06%
Utilities revenue: 1.06%
California Community Choice Financing Authority Clean Energy Project Series Cøø	5.00	12-1-2055	1,000,000	1,042,576
California Community Choice Financing Authority Series C	5.00	10-1-2031	500,000	522,406
				1,564,982
Florida: 0.17%
Resource recovery revenue: 0.17%
Florida Development Finance Corp. GFL Solid Waste Southeast LLC Series A AMT144Aøø	4.38	10-1-2054	250,000	251,160
Guam: 7.72%
Airport revenue: 1.91%
Antonio B Won Pat International Airport Authority Series A AMT	5.00	10-1-2027	300,000	306,075
Antonio B Won Pat International Airport Authority Series A AMT	5.00	10-1-2028	100,000	103,179
Antonio B Won Pat International Airport Authority Series A AMT	5.00	10-1-2030	270,000	283,106
Antonio B Won Pat International Airport Authority Series A AMT	5.00	10-1-2031	400,000	422,098
Antonio B Won Pat International Airport Authority Series A AMT	5.25	10-1-2031	250,000	266,881
Port Authority of Guam Series A	5.00	7-1-2048	1,000,000	1,002,840
Port Authority of Guam Series B AMT	5.00	7-1-2034	445,000	453,125
				2,837,304
Miscellaneous revenue: 0.99%
Territory of Guam Series F	4.00	1-1-2042	1,550,000	1,474,712
Tax revenue: 0.71%
Territory of Guam Hotel Occupancy Tax Series A	5.00	11-1-2035	1,000,000	1,045,409
Utilities revenue: 0.72%
Guam Power Authority Series A	5.00	10-1-2026	500,000	504,246
Guam Power Authority Series A	5.00	10-1-2038	550,000	556,007
				1,060,253
Water & sewer revenue: 3.39%
Guam Government Waterworks Authority	5.00	7-1-2027	500,000	502,293
Guam Government Waterworks Authority	5.00	7-1-2034	500,000	508,400
Guam Government Waterworks Authority	5.00	1-1-2046	2,215,000	2,216,363
See accompanying notes to portfolio of investments
Allspring Wisconsin Tax-Free Fund | 1

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue(continued)
Guam Government Waterworks Authority Series A	5.00%	1-1-2050	$1,650,000	$1,668,935
Guam Government Waterworks Authority Water & Wastewater System Series B	5.00	7-1-2029	115,000	121,372
				5,017,363
				11,435,041
Illinois: 1.57%
GO revenue: 1.39%
City of Chicago Series A	5.50	1-1-2041	1,000,000	1,019,899
City of Chicago Series B	5.00	1-1-2031	1,000,000	1,039,113
				2,059,012
Miscellaneous revenue: 0.18%
City of Chicago Lakeshore East Special Assessment Area144A	2.69	12-1-2026	266,000	263,589
				2,322,601
Kentucky: 1.42%
Utilities revenue: 1.42%
Kentucky Public Energy Authority Series C	5.00	5-1-2036	2,000,000	2,104,856
Minnesota: 2.24%
Health revenue: 0.81%
City of Center City Hazelden Betty Ford Foundation Series 2025B	5.00	11-1-2044	1,165,000	1,206,243
Housing revenue: 1.43%
Big Lake EDA Series A	5.00	2-1-2045	675,000	697,949
Dakota County Community Development Agency Roers Burnsville Affordable Apartments Owner LLC (FNMA Insured)	4.20	5-1-2043	1,500,000	1,421,634
				2,119,583
				3,325,826
New Jersey: 0.30%
Education revenue: 0.30%
Camden County Improvement Authority KIPP Cooper Norcross Obligated Group	6.00	6-15-2047	425,000	439,396
New York: 0.96%
Education revenue: 0.96%
Hempstead Town Local Development Corp. Academy Charter School Series A	4.45	2-1-2041	500,000	434,462
Hempstead Town Local Development Corp. Academy Charter School Series A	6.24	2-1-2047	1,000,000	993,079
				1,427,541
See accompanying notes to portfolio of investments
2 | Allspring Wisconsin Tax-Free Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pennsylvania: 3.16%
Education revenue: 0.60%
Lehigh County General Purpose Authority Valley Academy Regional Charter School	4.00%	6-1-2032	$600,000	$596,654
Pennsylvania EDFA Villanova University	5.00	8-1-2043	270,000	289,069
				885,723
GO revenue: 0.62%
School District of Philadelphia Series B	5.00	9-1-2048	895,000	915,569
Health revenue: 1.94%
Lancaster IDA Willow Valley Communities Obligated Group	5.00	12-1-2044	890,000	881,466
Montgomery County Higher Education & Health Authority Thomas Jefferson University Obligated Group Series B	5.00	5-1-2052	2,000,000	1,999,213
				2,880,679
				4,681,971
Puerto Rico: 2.38%
Health revenue: 1.26%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital Auxilio Mutuo Obligated Group	5.00	7-1-2026	205,000	205,721
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital Auxilio Mutuo Obligated Group	5.00	7-1-2031	435,000	460,716
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital Auxilio Mutuo Obligated Group	5.00	7-1-2032	925,000	975,056
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital Auxilio Mutuo Obligated Group	5.00	7-1-2034	220,000	229,304
				1,870,797
Miscellaneous revenue: 1.12%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital de la Concepcion, Inc. Series A	3.55	11-15-2030	1,645,000	1,654,477
				3,525,274
Texas: 1.91%
Education revenue: 0.67%
Hale Center Education Facilities Corp. Wayland Baptist University	5.00	3-1-2027	990,000	1,001,988
GO revenue: 1.24%
Denton Independent School District	4.00	8-15-2048	2,000,000	1,832,792
				2,834,780
See accompanying notes to portfolio of investments
Allspring Wisconsin Tax-Free Fund | 3

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Virgin Islands: 0.69%
Tax revenue: 0.69%
Matching Fund Special Purpose Securitization Corp. United States Virgin Islands Federal Excise Tax Series A	5.00%	10-1-2039	$1,000,000	$1,016,942
Wisconsin: 74.29%
Education revenue: 7.38%
PFA Cincinnati Classical Academy Series A144A	5.88	6-15-2054	500,000	486,905
Wisconsin HEFA Hmong American Peace Academy Ltd.	4.00	3-15-2030	405,000	407,355
Wisconsin HEFA Hmong American Peace Academy Ltd.	4.00	3-15-2040	1,555,000	1,451,314
Wisconsin HEFA Lawrence University	4.00	2-1-2045	1,685,000	1,430,242
Wisconsin HEFA Medical College of Wisconsin, Inc.	5.00	12-1-2041	2,000,000	2,097,145
Wisconsin HEFA Milwaukee School of Engineering Series B (AG Insured)	2.00	4-1-2038	1,200,000	884,387
Wisconsin HEFA Milwaukee School of Engineering Series B (AG Insured)	2.13	4-1-2039	1,000,000	723,169
Wisconsin HEFA Milwaukee School of Engineering Series B (AG Insured)	2.13	4-1-2040	1,000,000	694,344
Wisconsin HEFA Milwaukee School of Engineering Series B (AG Insured)	2.25	4-1-2041	750,000	515,281
Wisconsin HEFA Milwaukee School of Engineering Series B (AG Insured)	2.25	4-1-2042	1,000,000	675,985
Wisconsin HEFA Milwaukee Science Education Consortium, Inc. Series A	4.50	3-15-2033	595,000	595,007
Wisconsin HEFA Milwaukee Science Education Consortium, Inc. Series A	5.00	3-15-2053	1,100,000	970,915
				10,932,049
GO revenue: 1.40%
City of Milwaukee Series N5 (BAM Insured)	5.00	12-1-2039	1,915,000	2,081,212
Health revenue: 22.01%
PFA UNC Health Appalachian Obligated Group Series A	5.00	7-1-2037	275,000	278,565
PFA UNC Health Appalachian Obligated Group Series A	5.00	7-1-2038	375,000	378,556
University of Wisconsin Hospitals & Clinics Authority Obligated Group Series C (U.S. Bank N.A. SPA)ø	2.85	4-1-2054	500,000	500,000
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A	5.00	12-1-2027	175,000	181,046
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A	5.00	12-1-2029	150,000	160,527
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A	5.00	12-1-2037	165,000	179,589
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A	5.00	12-1-2038	130,000	140,638
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A	5.00	12-1-2039	500,000	537,983
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A	5.50	12-1-2052	4,095,000	4,336,790
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series B	5.25	12-1-2048	2,035,000	2,145,991
Wisconsin HEFA Beloit Health System Obligated Group	4.00	7-1-2036	4,000,000	3,980,099
Wisconsin HEFA Beloit Health System Obligated Group	5.00	7-1-2028	50,000	52,124
Wisconsin HEFA Beloit Health System Obligated Group	5.00	7-1-2029	1,270,000	1,344,602
Wisconsin HEFA Chiara Housing & Services, Inc. Obligated Group	5.63	7-1-2035	575,000	604,292
Wisconsin HEFA Froedtert ThedaCare Health Obligated Group Series Cø	2.45	4-1-2055	1,100,000	1,100,000
Wisconsin HEFA Masonic Home Obligated Group Series A	4.00	8-15-2030	100,000	100,313
See accompanying notes to portfolio of investments
4 | Allspring Wisconsin Tax-Free Fund

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Wisconsin HEFA Masonic Home Obligated Group Series A	4.00%	8-15-2031	$75,000	$74,985
Wisconsin HEFA Masonic Home Obligated Group Series A	4.00	8-15-2041	2,145,000	1,968,314
Wisconsin HEFA Masonic Home Obligated Group Series A	4.00	8-15-2046	850,000	719,131
Wisconsin HEFA Masonic Home Obligated Group Series A	4.00	8-15-2051	500,000	398,896
Wisconsin HEFA PHW Menomonee Falls, Inc.	6.00	10-1-2054	1,000,000	1,023,860
Wisconsin HEFA Rogers Memorial Hospital, Inc. Obligated Group Series A	5.00	7-1-2044	1,350,000	1,352,683
Wisconsin HEFA Rogers Memorial Hospital, Inc. Obligated Group Series A	5.00	7-1-2049	550,000	550,432
Wisconsin HEFA Rogers Memorial Hospital, Inc. Obligated Group Series B	5.00	7-1-2044	3,485,000	3,486,335
Wisconsin HEFA Sanford Obligated Group Series A	3.00	2-15-2031	230,000	220,273
Wisconsin HEFA Sanford Obligated Group Series C	3.25	2-15-2032	185,000	177,521
Wisconsin HEFA Sanford Obligated Group Series C	5.00	2-15-2027	400,000	407,371
Wisconsin HEFA Sanford Obligated Group Series C	5.00	2-15-2028	650,000	661,057
Wisconsin HEFA Sanford Obligated Group Series C	5.00	2-15-2029	500,000	508,567
Wisconsin HEFA Sanford Obligated Group Series C	5.00	2-15-2047	3,135,000	3,139,628
Wisconsin HEFA St. John’s Communities, Inc. Obligated Group	4.00	9-15-2030	935,000	939,915
Wisconsin HEFA St. John’s Communities, Inc. Obligated Group	4.00	9-15-2045	650,000	562,272
Wisconsin HEFA St. John’s Communities, Inc. Obligated Group Series B	4.00	9-15-2045	475,000	410,891
				32,623,246
Housing revenue: 30.98%
Ashwaubenon CDA County of Brown	3.00	6-1-2044	1,680,000	1,365,743
Ashwaubenon CDA County of Brown	4.00	6-1-2030	250,000	258,955
Ashwaubenon CDA County of Brown	4.00	6-1-2031	1,310,000	1,351,334
Ashwaubenon CDA County of Brown	4.00	6-1-2033	100,000	101,970
Ashwaubenon CDA County of Brown CAB¤	0.00	6-1-2049	9,000,000	2,852,269
Green Bay Housing Authority University Village Housing, Inc.	2.00	4-1-2028	125,000	120,312
Green Bay Housing Authority University Village Housing, Inc.	2.00	4-1-2029	250,000	233,519
Green Bay Housing Authority University Village Housing, Inc.	2.00	4-1-2030	875,000	797,203
Green Bay Housing Authority University Village Housing, Inc.	5.00	4-1-2039	1,500,000	1,580,517
Kaukauna RDA	3.75	6-1-2032	850,000	850,199
Kaukauna RDA	4.00	6-1-2028	425,000	425,435
Kaukauna RDA	4.00	6-1-2035	900,000	900,213
Milwaukee RDA Board of School Directors	5.00	11-15-2028	325,000	328,734
Milwaukee RDA Board of School Directors	5.00	11-15-2030	195,000	197,240
Milwaukee RDA Board of School Directors	5.00	11-15-2033	750,000	758,431
Milwaukee RDA Board of School Directors	5.00	11-15-2034	675,000	682,046
Milwaukee RDA Board of School Directors	5.00	11-15-2036	500,000	504,386
Milwaukee RDA Public Schools Series A	5.00	11-15-2027	1,020,000	1,031,500
Milwaukee RDA Public Schools Series A	5.00	11-15-2028	1,000,000	1,011,489
Milwaukee RDA Public Schools Series A	5.00	11-15-2031	750,000	758,617
New Richmond CDA Series A	4.00	9-1-2042	200,000	193,678
New Richmond CDA Series A	4.25	9-1-2045	200,000	191,424
New Richmond CDA Series A	4.38	9-1-2047	150,000	141,222
New Richmond CDA Series A	4.63	9-1-2055	820,000	767,926
See accompanying notes to portfolio of investments
Allspring Wisconsin Tax-Free Fund | 5

Portfolio of investments—March 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
New Richmond CDA Series A	5.00%	9-1-2031	$100,000	$109,588
New Richmond CDA Series A	5.00	9-1-2033	120,000	133,483
New Richmond CDA Series A	5.00	9-1-2034	115,000	126,109
New Richmond CDA Series A	5.00	9-1-2036	100,000	108,214
New Richmond CDA Series A	5.00	9-1-2039	150,000	160,736
New Richmond CDA Series A	5.00	9-1-2040	100,000	106,126
Slinger RDA Village of Slinger Series A	5.00	3-1-2045	3,670,000	3,858,895
Weston CDA Village of Weston Tax Incremental District No. 1 Series A	2.25	10-1-2026	940,000	935,759
Weston CDA Village of Weston Tax Incremental District No. 1 Series A	2.40	10-1-2027	570,000	561,866
Wisconsin Center District Milwaukee Arena Project	4.00	12-15-2032	1,100,000	1,103,177
Wisconsin Center District Milwaukee Arena Project	4.00	12-15-2033	1,315,000	1,318,798
Wisconsin Center District Milwaukee Arena Project	4.00	12-15-2034	2,000,000	2,005,776
Wisconsin Center District Milwaukee Arena Project	5.00	12-15-2026	85,000	85,418
Wisconsin Center District Milwaukee Arena Project	5.00	12-15-2028	200,000	200,983
Wisconsin Center District Milwaukee Arena Project	5.00	12-15-2032	85,000	85,418
Wisconsin Housing & EDA Housing Revenue Series A	3.38	5-1-2057	635,000	467,384
Wisconsin Housing & EDA Housing Revenue Series A	3.40	11-1-2032	955,000	955,820
Wisconsin Housing & EDA Housing Revenue Series Bøø	3.75	11-1-2055	1,365,000	1,371,176
Wisconsin Housing & EDA Housing Revenue Series C	3.88	11-1-2035	1,100,000	1,100,116
Wisconsin Housing & EDA Housing Revenue Series C (Department of Housing and Urban Development Insured)	0.95	5-1-2026	205,000	204,514
Wisconsin Housing & EDA Housing Revenue Series C (Department of Housing and Urban Development Insured)	1.00	11-1-2026	330,000	324,768
Wisconsin Housing & EDA Housing Revenue Series C (Department of Housing and Urban Development Insured)	1.20	5-1-2027	310,000	301,993
Wisconsin Housing & EDA Housing Revenue Series C (Department of Housing and Urban Development Insured)	1.35	11-1-2027	345,000	332,790
Wisconsin Housing & EDA East National LLC Series Jøø	5.00	8-1-2058	2,100,000	2,113,622
Wisconsin Housing & EDA East Washington Apts LLC Series Iøø	5.00	11-1-2058	2,288,000	2,325,830
Wisconsin Housing & EDA Flats at Bishops Woods LP Series E (FNMA Insured)	4.75	6-1-2043	3,000,000	3,036,230
Wisconsin Housing & EDA Multifamily Housing Revenue Series A AMT	4.05	12-1-2049	800,000	708,111
Wisconsin Housing & EDA WHPC Madison Pool Project-2017 Obligated Group Series A	4.55	7-1-2037	165,000	165,883
Wisconsin Housing & EDA WHPC Madison Pool Project-2017 Obligated Group Series A	4.70	7-1-2047	1,300,000	1,291,583
Wisconsin Housing & EDA WHPC Madison Pool Project-2017 Obligated Group Series A	4.85	7-1-2052	3,000,000	2,910,943
				45,915,471
Miscellaneous revenue: 11.26%
Appleton RDA Fox Cities Performing Arts Center, Inc. Series B (Thrivent Financial Lutherans LOC)ø	2.45	6-1-2036	8,100,000	8,100,000
Wisconsin Center District (AG Insured)	5.25	12-15-2027	630,000	647,603
Wisconsin Center District Series A CAB (BAM Insured)¤	0.00	12-15-2033	2,285,000	1,721,822
Wisconsin Center District Series A CAB (NPFGC Insured)¤	0.00	12-15-2027	100,000	94,841
Wisconsin Center District Series C CAB (AG Insured)¤	0.00	12-15-2028	1,075,000	988,576
See accompanying notes to portfolio of investments
6 | Allspring Wisconsin Tax-Free Fund

Portfolio of investments—March 31, 2026 (unaudited)

		Interest rate	Maturity date	Principal	Value
Miscellaneous revenue(continued)
Wisconsin Center District Series C CAB (AG Insured)¤		0.00%	12-15-2030	$595,000	$508,487
Wisconsin Center District Series C CAB (AG Insured)¤		0.00	12-15-2050	10,000,000	3,004,300
Wisconsin Center District Series D CAB (AG Insured)¤		0.00	12-15-2045	1,750,000	714,786
Wisconsin Center District Series D CAB (AG Insured)¤		0.00	12-15-2060	5,000,000	900,394
					16,680,809
Tax revenue: 0.92%
Southeast Wisconsin Professional Baseball Park District (NPFGC Insured)¤		0.00	12-15-2027	270,000	256,936
Southeast Wisconsin Professional Baseball Park District (NPFGC Insured)¤		0.00	12-15-2028	245,000	226,218
Southeast Wisconsin Professional Baseball Park District Series A (NPFGC Insured)		5.50	12-15-2026	865,000	881,843
					1,364,997
Utilities revenue: 0.34%
PFA Duke Energy Progress LLC Series A-1øø		3.30	10-1-2046	500,000	500,535
					110,098,319
Total municipal obligations (Cost $151,744,545)					146,339,556
Total investments in securities (Cost $151,744,545)	98.75%				146,339,556
Other assets and liabilities, net	1.25				1,855,409
Total net assets	100.00%				$148,194,965

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

¤	The security is issued in zero coupon form with no periodic interest payments.

Abbreviations:
AG	Assured Guaranty Incorporation
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
CAB	Capital appreciation bond
CDA	Community Development Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FNMA	Federal National Mortgage Association
GO	General obligation
HEFA	Health & Educational Facilities Authority
IDA	Industrial Development Authority
LOC	Letter of credit
NPFGC	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
RDA	Redevelopment Authority
SPA	Standby purchase agreement
See accompanying notes to portfolio of investments
Allspring Wisconsin Tax-Free Fund | 7

Notes to portfolio of investments—March 31, 2026 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$146,339,556	$0	$146,339,556
Total assets	$0	$146,339,556	$0	$146,339,556
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
 At March 31, 2026, the Fund did not have any transfers into/out of Level 3.
8 | Allspring Wisconsin Tax-Free Fund